SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Shipping and handling costs	$ 12,263	$ 10,123	$ 8,203
Revenue recognition
Revenues	2,214,956	1,515,139	1,126,943
Shipping and handling costs	12,263	10,123	8,203
Advertising and marketing costs
Advertising and marketing costs	1,555	823	604
Prescription Drugs
Revenue recognition
Revenues	2,202,299	1,504,534	1,119,775
Oncology
Revenue recognition
Revenues	1,068,751	736,987	495,028
Immunology
Revenue recognition
Revenues	438,145	378,685	319,092
Multiple Sclerosis
Revenue recognition
Revenues	226,805	169,470	110,947
Service Data And Consulting Services
Revenue recognition
Revenues	12,657	10,605	7,168
Other
Revenue recognition
Revenues	$ 481,255	$ 229,997	$ 201,876